Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Cash and cash equivalents

15.Cash and cash equivalents

For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following:

	2024	2023
	US$’000	US$’000
Cash and cash equivalents per consolidated balance sheet	279,681	287,545
Less: Margin accounts held with brokers [1]	(47,781)	(125,508)
Cash and cash equivalents per consolidated statement of cash flows	231,900	162,037
1	Margin accounts held with brokers are collateral for open derivative financial instruments.